Summary of Significant Accounting Policies and Estimates Variable Interest Entity Policy (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The carrying amounts and classification of assets (which can only be used to settle the liabilities of the VIE) and liabilities (for which creditors do not have recourse to the general credit of the Company) included in the Company’s consolidated statements of financial position for the consolidated VIE is as follows (in thousands):

	December 31, 2014	December 31, 2013 (1)
Current assets	$19,049	$24,170
Non-current assets	31,783	71,033
Total assets	$50,832	$95,203
Current liabilities	$16,374	$21,653
Non-current liabilities	15,955	25,374
Total liabilities	$32,329	$47,027